Long-Term Debt (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015
Debt Instrument [Line Items]
Term Loan B	$ 202,950	$ 203,975
Less deferred finance costs, net	(3,839)	(4,332)
Total long term debt	199,111	199,643
Less unamortized discount	(1,616)	(1,824)
Less current portion, net of deferred finance costs	(654)	(643)
Total Long Term Debt, net of current portion and net of deferred finance costs	196,841	197,176
Term Loan B
Debt Instrument [Line Items]
Term Loan B	$ 202,950	$ 203,975